Allowance for Loan Losses and Credit Quality Disclosures (Aging of Loan Portfolio) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5,059	$ 6,940	$ 7,467
Total Loans Receivable		723,071	680,895
Deferred loan fees and costs, net	1,075	1,737	1,226
Loans	676,411	724,808	682,121
Recorded Investment 90 Days Accruing	46	24	0
Non-accrual Loans	7,373	5,174	6,020
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,263	1,418	1,719
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1,086	171
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,796	4,436	5,577
Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	671,352	717,868	674,654
Deferred loan fees and costs, net	1,075	1,737	1,226
Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		96,035	93,745
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		99,650	99,277
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		242,393	207,250
Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		216,259	216,572
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		44,791	40,744
Loans to Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans Receivable		23,736	23,074
Loans and Finance Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5,059	6,940
Total Loans Receivable	675,336	723,071
Recorded Investment 90 Days Accruing	46	24
Non-accrual Loans	7,373	5,174
Loans and Finance Receivables [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,263	1,418
Loans and Finance Receivables [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1,086
Loans and Finance Receivables [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,796	4,436
Loans and Finance Receivables [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	670,277	716,131
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	182	186	0
Total Loans Receivable	107,722	96,035	93,745
Recorded Investment 90 Days Accruing	0	0	0
Non-accrual Loans	182	186	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	182	186	0
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	107,540	95,849	93,745
Commercial Portfolio Segment [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	772	1,018	721
Total Loans Receivable	101,466	99,650	99,277
Recorded Investment 90 Days Accruing	46	0	0
Non-accrual Loans	4,438	920	304
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	376	113	530
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	115	5
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	396	790	186
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	100,694	98,632	98,556
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,668	4,390	4,785
Total Loans Receivable	258,130	242,393	207,250
Recorded Investment 90 Days Accruing	0	0	0
Non-accrual Loans	2,182	3,187	4,321
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,800	741	789
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	942	0
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,868	2,707	3,996
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	254,462	238,003	202,465
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Total Loans Receivable	142,666	216,259	216,572
Recorded Investment 90 Days Accruing	0	0	0
Non-accrual Loans	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	142,666	216,259	216,572
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	104	956	1,298
Total Loans Receivable	41,608	44,791	40,744
Recorded Investment 90 Days Accruing	0	0	0
Non-accrual Loans	238	544	1,132
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17	564	0
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	166
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	87	392	1,132
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	41,504	43,835	39,446
Consumer Portfolio Segment [Member] | Loans to Individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	333	390	663
Total Loans Receivable	23,567	23,736	23,074
Recorded Investment 90 Days Accruing	0	24	0
Non-accrual Loans	333	337	263
Consumer Portfolio Segment [Member] | Loans to Individuals [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	70	0	400
Consumer Portfolio Segment [Member] | Loans to Individuals [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	29	0
Consumer Portfolio Segment [Member] | Loans to Individuals [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	263	361	263
Consumer Portfolio Segment [Member] | Loans to Individuals [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	23,234	23,346	22,411
Consumer Portfolio Segment [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Total Loans Receivable	177	207	233
Recorded Investment 90 Days Accruing	0	0	0
Non-accrual Loans	0	0	0
Consumer Portfolio Segment [Member] | Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Consumer Portfolio Segment [Member] | Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Consumer Portfolio Segment [Member] | Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Consumer Portfolio Segment [Member] | Other [Member] | Financing Receivables, Current, and Less Than 30 days Past Due, and Still Accruing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 177	$ 207	$ 233